UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Hoplite Capital Management, LLC

Address: 810 Seventh Avenue, 34th Floor
         New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title: Managing Member
Phone: 212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos        New York, New York             August 16, 2010
----------------------       ------------------            --------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $1,551,795
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number           Name

1)  028-11651              Hoplite Partners, L.P.
2)  028-11652              Hoplite Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                 Hoplite Capital Management, LLC
                                                          June 30, 2010

COLUMN 1                    COLUMN  2  COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7              COLUMN 8

                            TITLE OF               VALUE      SHRS OR   SH/ PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS      SOLE       SHARED  NONE
ADVANCE AUTO PARTS INC      COM        00751Y106     53,369  1,063,564   SH        SHARED        1,2       1,063,564
BERKSHIRE HATHAWAY INC DEL  CL A       084670108        240          2   SH        SHARED        1,2               2
C H ROBINSON WORLDWIDE INC  COM NEW    12541W209     54,769    984,000   SH        SHARED        1,2         984,000
CIGNA CORP                  COM        125509109    139,335  4,486,000   SH        SHARED        1,2       4,486,000
COCA COLA ENTERPRISES INC   COM        191219104     59,660  2,307,023   SH        SHARED        1         2,307,023
COINSTAR INC                COM        19259P300     31,501    733,100   SH        SHARED        1,2         733,100
CROWN HOLDINGS INC          COM        228368106     35,257  1,408,049   SH        SHARED        1,2       1,408,049
CSX CORP                    COM        126408103     23,447    472,423   SH        SHARED        1,2         472,423
FIRST SOLAR INC             COM        336433107     34,149    300,000       CALL  SHARED        1,2         300,000
GOODRICH CORP               COM        382388106    126,736  1,913,000   SH        SHARED        1,2       1,913,000
GOOGLE INC                  CL A       38259P508     40,858     91,825   SH        SHARED        1,2          91,825
JONES APPAREL GROUP INC     COM        480074103     54,477  3,437,000   SH        SHARED        1,2       3,437,000
KOHLS CORP                  COM        500255104     21,138    445,000   SH        SHARED        1,2         445,000
NEWELL RUBBERMAID INC       COM        651229106    133,722  9,134,000   SH        SHARED        1,2       9,134,000
NORFOLK SOUTHERN CORP       COM        655844108     37,825    713,000   SH        SHARED        1,2         713,000
NVR INC                     COM        62944T105    172,907    263,969   SH        SHARED        1,2         263,969
OWENS CORNING NEW           COM        690742101     77,354  2,586,238   SH        SHARED        1,2       2,586,238
POPULAR INC                 COM        733174106     42,226 15,756,116   SH        SHARED        1,2      15,756,116
SBA COMMUNICATIONS CORP     COM        78388J106     43,554  1,280,622   SH        SHARED        1,2       1,280,622
SCHWAB CHARLES CORP NEW     COM        808513105     21,179  1,493,600   SH        SHARED        1,2       1,493,600
SHERWIN WILLIAMS CO         COM        824348106     69,882  1,010,000   SH        SHARED        1,2       1,010,000
TARGET CORP                 COM        87612E106     71,940  1,463,100   SH        SHARED        1,2       1,463,100
TEREX CORP NEW              COM        880779103     30,471  1,626,000   SH        SHARED        1,2       1,626,000
TYCO INTERNATIONAL LTD      SHS        H89128104    101,272  2,874,600   SH        SHARED        1,2       2,874,600
YUM BRANDS INC              COM        988498101     74,527  1,909,000   SH        SHARED        1,2       1,909,000



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